Income Taxes - Schedule of Components of Income Taxes Expense (Benefit) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Current:
U.S. federal
U.S. state and local
China
Total current income taxes expense
Deferred:
U.S. federal			(4,874)	(3,256,007)
U.S. state and local			(1,650)	(1,102,392)
China			93,437	(183,443)
Total deferred income taxes (benefit)			86,913	(4,541,842)
Change in valuation allowance			(86,913)	4,541,842
Total income taxes expense